KEELEY Small Cap Dividend Value Fund
Schedule of Investments—December 31, 2022 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 97.5%
Automotive  — 1.3%
112,488 Standard Motor Products Inc. .......................... $ 3,914,582
Banking  — 15.6%
118,710 Atlantic Union Bankshares Corp. ..................... 4,171,469
161,200 Cadence Bank .................................................... 3,975,192
59,776 Cambridge Bancorp ........................................... 4,964,995
166,005 Columbia Banking System Inc. ......................... 5,001,731
116,084 First Bancorp/Southern Pines NC .................... 4,973,039
85,636 Independent Bank Group Inc. .......................... 5,145,011
165,581 OceanFirst Financial Corp. ............................... 3,518,596
145,650 South Plains Financial Inc. ................................ 4,009,744
125,277 The Bank of NT Butterfield & Son Ltd. ............ 3,734,507
123,056 Timberland Bancorp Inc. ................................... 4,199,901
52,128 Wintrust Financial Corp. ................................... 4,405,859
48,100,044
Broadcasting  — 1.8%
32,724 Nexstar Media Group Inc. ................................ 5,727,682
Building and Construction  — 2.7%
110,403 KB Home ............................................................ 3,516,336
227,348 Primoris Services Corp. ..................................... 4,988,015
8,504,351
Business Services  — 5.8%
125,680 ABM Industries Inc. ........................................... 5,582,706
4,738 Cass Information Systems Inc. .......................... 217,095
211,520 Heartland Express Inc. ...................................... 3,244,717
238,980 Outfront Media Inc., REIT ................................ 3,962,288
151,781 STAG Industrial Inc., REIT ............................... 4,904,044
17,910,850
Computer Software and Services  — 2.4%
96,022 Progress Software Corp. .................................... 4,844,310
57,867 TTEC Holdings Inc. ........................................... 2,553,671
7,397,981
Consumer Products  — 4.6%
127,882 Kontoor Brands Inc. ........................................... 5,114,001
91,763 Nu Skin Enterprises Inc., Cl. A ......................... 3,868,728
84,328 Spectrum Brands Holdings Inc. ........................ 5,137,262
14,119,991
Consumer Services  — 1.4%
116,264 National Storage Affiliates Trust, REIT ............ 4,199,456
Diversified Industrial  — 13.1%
29,418 EnPro Industries Inc. ......................................... 3,197,442
105,734 Esab Corp. .......................................................... 4,961,039
155,812 Griffon Corp. ...................................................... 5,576,512
133,090 Hillenbrand Inc. ................................................. 5,678,950
176,132 Maxar Technologies Inc. .................................... 9,113,070
85,887 Olin Corp. ........................................................... 4,546,858
93,740 Spirit AeroSystems Holdings Inc., Cl. A .......... 2,774,704
101,764 VSE Corp. ........................................................... 4,770,696
40,619,271
Electronics  — 0.9%
39,306 Dolby Laboratories Inc., Cl. A .......................... 2,772,645
Energy and Utilities  — 15.2%
75,838 ALLETE Inc. ....................................................... 4,892,309
124,656 Argan Inc. ........................................................... 4,597,313
165,582 Atlantica Sustainable Infrastructure plc ........... 4,288,574
Shares
Market
Value
62,743 Black Hills Corp. ................................................ $ 4,413,343
153,458 ChampionX Corp. .............................................. 4,448,747
31,341 Chord Energy Corp. .......................................... 4,287,762
73,177 International Seaways Inc. ................................ 2,709,013
333,697 Primo Water Corp. ............................................. 5,185,651
189,016 South Jersey Industries Inc. .............................. 6,715,739
441,621 TechnipFMC plc† ............................................... 5,383,360
46,921,811
Equipment and Supplies  — 1.7%
529,148 Ardagh Metal Packaging SA ............................. 2,545,202
54,951 Cactus Inc., Cl. A ................................................ 2,761,837
5,307,039
Financial Services  — 15.5%
128,487 Air Lease Corp. .................................................. 4,936,471
267,172 Alpine Income Property Trust Inc., REIT ........ 5,097,642
165,977 Brightsphere Investment Group Inc. ................ 3,415,807
178,833 Enact Holdings Inc. ........................................... 4,313,452
338,582 Global Net Lease Inc., REIT .............................. 4,255,976
130,036 James River Group Holdings Ltd. .................... 2,719,053
135,643 Pacific Premier Bancorp Inc. ............................. 4,280,893
151,311 Silvercrest Asset Management Group Inc.,
Cl. A ................................................................. 2,840,107
56,842 SouthState Corp. ................................................ 4,340,455
98,294 Synovus Financial Corp. ................................... 3,690,940
151,716 Victory Capital Holdings Inc., Cl. A ................. 4,070,540
189,123 Virtu Financial Inc., Cl. A .................................. 3,860,000
47,821,336
Health Care  — 8.2%
262,159 CareTrust REIT Inc. ........................................... 4,870,914
9,179 Chemed Corp. .................................................... 4,685,237
130,548 Embecta Corp. .................................................... 3,301,559
136,252 Perrigo Co. plc ................................................... 4,644,831
47,596 Premier Inc., Cl. A .............................................. 1,664,908
66,250 The Ensign Group Inc. ...................................... 6,267,912
25,435,361
Hotels and Gaming  — 1.2%
26,904 Marriott Vacations Worldwide Corp. .............. 3,621,009
Metals and Mining  — 1.2%
47,431 Kaiser Aluminum Corp. .................................... 3,602,859
Paper and Forest Products  — 1.1%
307,298 Mercer International Inc. ................................... 3,576,949
Retail  — 3.8%
51,038 Jack in the Box Inc. ............................................. 3,482,323
37,058 Penske Automotive Group Inc. ......................... 4,259,076
162,349 Shoe Carnival Inc. .............................................. 3,881,764
11,623,163
TOTAL COMMON STOCKS ......................... 301,176,380
SHORT TERM INVESTMENT  — 2.5%
Other Investment Companies  — 2.5%
7,587,093 Fidelity Government Portfolio, Cl. I, 4.060%* . 7,587,093
TOTAL INVESTMENTS — 100.0%
(Cost $253,478,385) ......................................... $ 308,763,473

KEELEY Small Cap Dividend Value Fund
Schedule of Investments (Continued)—December 31, 2022 (Unaudited)
2
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* 1 day yield as of December 31, 2022.
† Non-income producing security.
REIT Real Estate Investment Trust